Financial risk management and financial instruments - Interest Rate Risk (Details) R in Millions		12 Months Ended
	Mar. 15, 2022 item	Jun. 30, 2023 ZAR (R) item	Jun. 30, 2022 ZAR (R)
Financial risk management and financial instruments
Number of open interest rate swaps | item		0
Financial assets		R 92,029	R 87,991
Financial liabilities		R (177,816)	R (168,123)
Variable rate as a percentage of total financial assets		88.00%	85.00%
Fixed rate as a percentage of total financial assets		12.00%	15.00%
Variable rate as a percentage of total financial liabilities		17.00%	25.00%
Fixed rate as a percentage of total financial liabilities		83.00%	75.00%
Variable
Financial risk management and financial instruments
Financial assets		R 50,123	R 40,250
Financial liabilities		(20,911)	(26,094)
Net financial instruments		29,212	14,156
Fixed
Financial risk management and financial instruments
Financial assets		7,005	7,121
Financial liabilities		(103,317)	(78,913)
Net financial instruments		R (96,312)	(71,792)
Interest rate swap | Cash flow hedge | North America
Financial risk management and financial instruments
Amount recognised in other operating expenses on reclassification from cash flow hedge reserve			R 1,100
Interest rate swap | Cash flow hedge | SOFR
Financial risk management and financial instruments
Number of instruments transitioned | item	2
Interest rate risk | Variable
Financial risk management and financial instruments
Percentage of increase in risk variable used for sensitivity analysis		1.00%	1.00%
Percentage of decrease in risk variable used for sensitivity analysis		1.00%	1.00%
Interest rate risk | Variable | South Africa
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R 300	R 257
Interest rate risk | Variable | Europe
Financial risk management and financial instruments
Income statement impact of increase in risk variable		28	22
Interest rate risk | Variable | United States
Financial risk management and financial instruments
Income statement impact of increase in risk variable		(63)	(153)
Interest rate risk | Variable | Other
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R 26	R 16